Note 1 - Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Finished goods	$ 38,201	$ 30,237
Raw materials	165,812	162,623
Work-In-Process	68,195	38,880
Total	$ 272,208	$ 231,740